Restatement of Previously Issued Financial Statements	9 Months Ended
Sep. 30, 2021
Condensed Financial Information Disclosure [Abstract]
Restatement of Previously Issued Financial Statements
Note 2 — Restatement of Previously Issued Financial Statements
In certain of the Company’s previously issued financial statements, a portion of the public shares were classified as permanent equity to maintain stockholders’ equity greater than $5,000,000 on the basis that the Company will consummate its initial business combination only if the Company has net tangible assets of at least $5,000,001. Thus, the Company can only complete its initial business combination and continue to exist as a public company if there are sufficient public shares that do not redeem in connection with the initial business combination and so it is appropriate to classify the portion of its public shares required to keep its stockholders’ equity above the $5,000,000 threshold as “shares not subject to redemption.”
In accordance with the SEC staff guidance on redeemable equity instruments which has been codified in ASC
480-10-S99,
management
re-evaluated
the Company’s application of ASC
480-10-S99
to its accounting classification of public shares. Upon
re-evaluation,
management determined that the public shares include certain provisions that require classification of the public shares as temporary equity regardless of the minimum net tangible asset required by the Company to complete its initial business combination.
In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements;” the Company evaluated the changes and has determined that the related impacts were material to the previously presented financial statements. Therefore, the Company, in consultation with its Audit Committee, concluded that its previously issued financial statements impacted should be restated to report all public shares as temporary equity. As such, the Company is restating those periods in this Quarterly Report.
Impact of the Restatement
The following tables summarize the effect of the restatement on each financial statement line item as of the dates, and for the periods, indicated:

As Previously Reported	Adjustment	As Restated (audited)

Balance Sheet as of March 15, 2021
Common Stock subject to possible redemption ($)	$305,234,320	$39,765,680	$345,000,000

Class A common stock, $0.0001 par value	$398	$(398)	$—
Class B common stock, $0.0001 par value	863	—	863
Additional paid-in capital	6,204,723	(6,204,723)	—
Accumulated deficit	(1,205,975)	(33,560,559)	(34,766,534)

Total stockholders’ equity (deficit)	$5,000,009	$(39,765,680)	$(34,765,671)

Number of shares subject to redemption	30,523,432	3,976,568	34,500,000

Financial Statements as of March 31, 2021 (per the Company’s quarterly report on Form 10-Q filed on May 24, 2021)
	As Previously Reported	Adjustment	As Restated ( un audited)
Balance Sheet
Common Stock subject to possible redemption ($)	$305,339,510	$39,664,228	$345,003,738

Class A common stock, $0.0001 par value	$397	$(397)	$—
Class B common stock, $0.0001 par value	863	—	863
Additional paid-in capital	6,099,534	(6,099,534)	—
Accumulated deficit	(1,100,788)	(33,564,297)	(34,665,085)

Total stockholders’ equity (deficit)	$5,000,006	$(39,664,228)	$(34,664,222)

Number of shares subject to redemption	30,533,951	3,966,049	34,500,000

Statement of Operations
Weighted average shares outstanding, Class A common stock subject to possible redemption	30,524,051	3,975,949	34,500,000

Basic and diluted net income (loss) per share	$—	$(0.03)	$(0.03)

Weighted average shares outstanding, non-redeemable common stock	9,376,013	(751,013)	8,625,000

Basic and diluted net income (loss) per share	$(0.12)	$0.09	$(0.03)

Financial Statements as of June 30, 2021 (per the Company’s quarterly report on Form 10-Q filed on August 16, 2021)
	As Previously Reported	Adjustment	As Restated ( un audited)
Balance Sheet
Common Stock subject to possible redemption ($)	$311,762,640	$33,267,264	$345,029,904

Class A common stock, $0.0001 par value	$333	$(333)	$—
Class B common stock, $0.0001 par value	863	—	863
Additional paid-in capital	—	—	—
Accumulated deficit	4,998,807	(33,266,932)	(28,268,125)

Total stockholders’ equity (deficit)	$5,000,003	$(33,267,265)	$(28,267,262)

Number of shares subject to redemption	31,176,264	3,323,736	34,500,000

	As Previously Reported	Adjustment	As Restated
Statement of Operations
Three Months ended June 30, 2021
Weighted average shares outstanding, Class A common stock subject to possible redemption	30,533,951	3,966,049	34,500,000

Basic and diluted net income (loss) per share	$0.00	$0.15	$0.15

Weighted average shares outstanding, non-redeemable common stock	21,216,049	(12,591,049)	8,625,000

Basic and diluted net income (loss) per share	$0.16	$(0.01)	$0.15

Six Months ended June 30, 2021
Weighted average shares outstanding, Class A common stock subject to possible redemption	18,218,165	2,367,470	20,585,635

Basic and diluted net income (loss) per share	$0.00	$0.18	$0.18

Weighted average shares outstanding, non-redeemable common stock	16,138,879	(7,513,879)	8,625,000

Basic and diluted net income (loss) per share	$0.14	$0.04	$0.18